PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance sheets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 157,386	$ 24,697	¥ 334,264
Restricted cash, current portion	1,387	218	4,661
Prepayments and other current assets	257,019	40,332	213,043
Amounts due from subsidiaries	145,692	22,862	1,845
Total current assets	584,475	91,717	675,998
Non-current assets:
Prepayment for long-term investment	0	0	33,720
Total assets	6,229,951	977,615	5,334,538
Current liabilities:
Accrued expenses and other liabilities	382,177	59,972	330,090
Amounts due to subsidiaries	12,108	1,900	12,652
Total current liabilities	804,521	126,246	512,117
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	2,178,596	341,870	1,968,048
Derivative liability	5,863	920	0
Total liabilities	3,486,230	547,066	2,933,708
Shareholders' equity:
Treasury stock (12,111,537 and 12,101,847 shares as of December 31, 2019 and 2020, respectively)	(7)	(1)	(8)
Additional paid-in capital	1,936,552	303,887	1,840,026
Accumulated other comprehensive income (loss)	(29,496)	(4,629)	(46,429)
Accumulated deficit	(3,277,270)	(514,275)	(2,456,649)
Total Concord Medical Services Holdings Limited shareholders' deficit	(1,370,116)	(215,002)	(662,955)
Total liabilities, mezzanine equity and deficit	6,229,951	977,615	5,334,538
Common Class A
Shareholders' equity:
Ordinary shares	68	10	68
Common Class B
Shareholders' equity:
Ordinary shares	37	6	37
Parent Company
Current assets:
Cash and cash equivalent	15,058	2,363	2,079	$ 326	¥ 540	¥ 722
Prepayments and other current assets	121	19
Amounts due from subsidiaries	298,900	46,903	375,162
Total current assets	314,079	49,285	377,241
Non-current assets:
Investments in subsidiaries			567,330
Prepayment for long-term investment			5,230
Total assets	314,079	49,285	949,801
Current liabilities:
Short term loan	14,625	2,295
Accrued expenses and other liabilities	13,924	2,185	35,476
Amounts due to subsidiaries	1,559,394	244,703	1,577,280
Total current liabilities	1,587,943	249,183	1,612,756
Non-current liabilities:
Long-term bank and other borrowings, non-current portion	90,389	14,184
Derivative liability	5,863	920
Total liabilities	1,684,195	264,287	1,612,756
Shareholders' equity:
Treasury stock (12,111,537 and 12,101,847 shares as of December 31, 2019 and 2020, respectively)	(7)	(1)	(8)
Additional paid-in capital	1,936,552	303,887	1,840,026
Accumulated other comprehensive income (loss)	(29,496)	(4,629)	(46,429)
Accumulated deficit	(3,277,270)	(514,275)	(2,456,649)
Total Concord Medical Services Holdings Limited shareholders' deficit	(1,370,116)	(215,002)	(662,955)
Total liabilities, mezzanine equity and deficit	314,079	49,285	949,801
Parent Company | Common Class A
Shareholders' equity:
Ordinary shares	68	10	68
Parent Company | Common Class B
Shareholders' equity:
Ordinary shares	¥ 37	$ 6	¥ 37